Analysis of cash flows	6 Months Ended
Jun. 30, 2019
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Analysis of cash flows
11.	Analysis of cash flows

The following tables analyse the items included within the main cash flow headings on page 3:

Net cash flow from operating activities:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Profit for the period	349.4	705.5	1,139.4
Taxation	128.8	141.0	323.9
Revaluation of financial instruments	57.2	(81.1)	(172.9)
Finance costs	189.2	134.2	289.3
Finance and investment income	(43.6)	(48.3)	(104.8)
Share of results of associates	(8.0)	(9.4)	(43.5)
Non-cash share-based incentive plans (including share options)	32.5	41.6	84.8
Depreciation of property, plant and equipment	106.2	109.2	225.1
Depreciation of right-of-use assets	168.4	—	—
Goodwill impairment	—	—	183.9
Amortisation and impairment of acquired intangible assets	66.9	84.0	280.0
Amortisation of other intangible assets	18.3	18.3	38.7
Investment write-downs	—	1.5	2.0
Gains on disposal of investments and subsidiaries	(40.6)	(189.9)	(235.5)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(0.1)	(2.0)
Gain on sale of freehold property in New York	(7.9)	—	—
(Gains)/losses on sale of property, plant and equipment	(0.6)	(0.3)	0.6
Movements in trade working capital[1,2]	(296.7)	(192.0)	202.0
Movements in other receivables, payables and provisions[1]	(482.5)	(363.5)	(36.3)
Corporation and overseas tax paid	(261.0)	(251.3)	(383.6)
Interest and similar charges paid	(110.8)	(89.8)	(252.8)
Interest paid on lease liabilities	(51.7)	—	—
Interest received	35.8	39.6	90.4
Investment income	9.3	10.3	15.4
Dividends received from associates	15.4	13.4	49.7
Net cash (outflow)/inflow from operating activities	(126.4)	72.9	1,693.8

Notes

[1]

The Group typically experiences an outflow of working capital in the first half of the financial year and an inflow in the second half. This is primarily due to the seasonal nature of working capital flows associated with its media buying activities on behalf of clients.

[2]	Trade working capital represents trade receivables, work in progress, accrued income, trade payables, and deferred income.

Acquisitions and disposals:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Initial cash consideration	(6.4)	(18.9)	(126.7)
Cash and cash equivalents acquired (net)[1]	(3.0)	(4.1)	(3.8)
Earnout payments	(57.9)	(38.0)	(120.2)
Purchase of other investments (including associates)	(8.6)	(34.0)	(48.1)
Acquisitions	(75.9)	(95.0)	(298.8)
Proceeds on disposal of investments and subsidiaries[2]	136.7	469.0	849.0
Acquisitions and disposals	60.8	374.0	550.2
Cash consideration for non-controlling interests	(9.1)	(79.8)	(109.9)
Net acquisition payments and disposal proceeds	51.7	294.2	440.3

Notes

[1]

Cash and cash equivalents acquired comprises £nil from acquisitions offset by £3.0 million from disposals (period ended 30 June 2018: overdrafts of £3.9 million from acquisitions and £0.2 million from disposals; year ended 31 December 2018: £11.3 million from acquisitions offset by £15.1 million from disposals).

[2]	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.

Share repurchases and buy-backs:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Purchase of own shares by ESOP Trusts	—	(96.5)	(102.8)
Shares purchased into treasury	—	(104.3)	(104.3)
	—	(200.8)	(207.1)

Net (decrease)/increase in borrowings:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Net increase/(decrease) in drawings on bank loans	376.5	(349.0)	(819.3)
Proceeds from issue of €250 million bonds	—	218.8	218.8
Proceeds from issue of €500 million bonds	—	438.0	438.0
Repayment of £200 million bonds	(199.5)	—	—
Partial repayment of $450 million bonds	(176.2)	—	—
Partial repayment of $272 million bonds	(135.4)	—	—
Partial repayment of $300 million bonds	—	(20.8)	(20.8)
Repayment of €252 million bonds	—	(220.0)	(220.0)
Partial repayment of $500 million bonds	—	—	(37.3)
	(134.6)	67.0	(440.6)

Cash and cash equivalents:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Cash at bank and in hand	1,814.7	2,111.3	2,010.8
Short-term bank deposits	358.5	109.7	632.4
Overdrafts[1]	(335.9)	(299.4)	(442.0)
	1,837.3	1,921.6	2,201.2

Note

[1]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.